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General American Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700


                                                     May 2, 2002


VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

     Re:  General American Separate Account Eleven
          File No. 333-83625 - (Destiny)
          Rule 497(j) Certification
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Commissioners:

     On behalf of General American Life Insurance Company (the "Company") and General American Separate Account Eleven (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of prospectus being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (b) of Rule 497 does not differ from the prospectus contained in Post-Effective Amendment No. 3 for the Account filed electronically with the Commission on May 1, 2002.

     If you have any questions, please contact me at (617) 578-2857.


                                        Sincerely,

                                        Marie C. Swift